NOTES AND CONVERTIBLE NOTES PAYABLE - Summary of Junior Notes and Junior Note Warrants Sold to Related Parties (Parenthetical) (Details)	Nov. 13, 2023
David Seldin Member | Legacy Nuburu
Debt Conversion [Line Items]
Percentage of capital stock owned	5.00%